Interest Expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interest income (expense) [text block] [Abstract]
Schedule of interest expense
For the years ended December 31,	2021	2020	2019
Interest on indebtedness	$151,462	$164,253	$239,805
Interest on derivative instruments	12,503	11,625	(13,191)
Interest on satellite performance incentive payments	2,236	2,930	3,536
Interest on significant financing component	18,854	22,434	25,484
Interest on employee benefit plans (Note 32)	1,440	1,169	1,339
Interest on leases	1,499	1,349	1,288
Interest expense	$187,994	$203,760	$258,261